UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Global Income Builder Fund

Class A: KTRAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-A

R-105781-2 (06/26)

DWS Global Income Builder Fund

Class C: KTRCX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-C

R-105781-2 (06/26)

DWS Global Income Builder Fund

Class R6: KTRZX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-R6

R-105781-2 (06/26)

DWS Global Income Builder Fund

Class S: KTRSX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-S

R-105781-2 (06/26)

DWS Global Income Builder Fund

Institutional Class: KTRIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRS-I

R-105781-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Semiannual Financial Statements and Other Information
DWS Global Income Builder Fund

Contents
3	Investment Portfolio
23	Statement of Assets and Liabilities
25	Statement of Operations
26	Statements of Changes in Net Assets
27	Financial Highlights
32	Notes to Financial Statements
48	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Income Builder Fund

Investment Portfolioas of April 30, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 36.8%
Communication Services 3.1%
Diversified Telecommunication Services 0.0%
Singapore Telecommunications Ltd.	56,400	204,075
Entertainment 0.1%
Walt Disney Co.	6,848	710,480
Interactive Media & Services 2.3%
Alphabet, Inc. “A”	14,691	5,653,097
Alphabet, Inc. “C”	16,366	6,250,830
Baidu, Inc. (ADR)*	4,207	532,311
Tencent Holdings Ltd. (ADR)	25,436	1,552,105
		13,988,343
Media 0.6%
Charter Communications, Inc. “A” * (a)	21,954	3,626,142
Omnicom Group, Inc.	4,598	352,759
		3,978,901
Wireless Telecommunication Services 0.1%
America Movil SAB de CV (ADR)	20,251	538,677
Consumer Discretionary 3.3%
Automobiles 1.3%
General Motors Co.	33,459	2,572,662
Mahindra & Mahindra Ltd. (GDR) REG S	84,264	2,751,220
Toyota Motor Corp.	138,100	2,688,224
		8,012,106
Broadline Retail 1.1%
Amazon.com, Inc.*	24,360	6,456,861
Next PLC	1,508	265,839
		6,722,700
Hotels, Restaurants & Leisure 0.9%
Amadeus IT Group SA	2,185	126,163
Booking Holdings, Inc.	21,743	3,660,651
Restaurant Brands International, Inc.	27,002	2,178,886
		5,965,700
Consumer Staples 1.9%
Beverages 0.9%
Keurig Dr Pepper, Inc.	183,729	5,401,632
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp.	600	608,718
Personal Care Products 0.9%
Kenvue, Inc.	341,043	5,978,484
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	3

	Shares	Value ($)
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Eni SpA	54,381	1,541,659
Marathon Petroleum Corp.	3,522	874,478
Phillips 66	40,209	7,203,442
		9,619,579
Financials 6.0%
Banks 1.4%
Bank Hapoalim BM	21,637	580,310
Canadian Imperial Bank of Commerce	16,631	1,855,752
DNB Bank ASA	11,220	340,254
Erste Group Bank AG	1,411	155,794
HSBC Holdings PLC	166,353	3,065,604
Itau Unibanco Holding SA (ADR) (Preferred)	145,966	1,269,904
Nordea Bank Abp	32,379	608,779
Oversea-Chinese Banking Corp., Ltd.	33,600	580,272
State Bank of India REG S, (GDR)	1,123	128,247
		8,584,916
Capital Markets 0.7%
Ameriprise Financial, Inc.	3,405	1,616,660
Charles Schwab Corp.	19,958	1,828,951
Hong Kong Exchanges & Clearing Ltd.	16,900	900,381
		4,345,992
Financial Services 0.3%
Investor AB “B”	45,124	1,820,163
Insurance 3.6%
Allstate Corp.	23,088	5,016,099
Arch Capital Group Ltd.*	5,185	489,775
Chubb Ltd.	9,157	2,994,339
Hannover Rueck SE	10,601	3,210,770
Manulife Financial Corp.	3,033	119,257
QBE Insurance Group Ltd.	187,965	3,038,751
Sompo Holdings, Inc.	85,800	3,191,080
Travelers Companies, Inc.	13,873	4,233,207
		22,293,278
Health Care 2.7%
Biotechnology 1.1%
Regeneron Pharmaceuticals, Inc.	9,632	6,810,402
Health Care Equipment & Supplies 0.0%
Intuitive Surgical, Inc.*	743	340,004
Pharmaceuticals 1.6%
Astellas Pharma, Inc.	116,400	1,667,323
Bristol-Myers Squibb Co.	19,860	1,203,317
Eli Lilly & Co.	5,643	5,273,948
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global Income Builder Fund

	Shares	Value ($)
UCB SA*	1,734	469,953
Zoetis, Inc.	9,392	1,079,798
		9,694,339
Industrials 4.2%
Aerospace & Defense 0.8%
GE Aerospace	6,026	1,747,118
Rolls-Royce Holdings PLC	205,472	3,314,339
		5,061,457
Building Products 0.8%
Trane Technologies PLC	10,086	4,967,759
Construction & Engineering 0.3%
Ferrovial SE	24,124	1,659,217
Electrical Equipment 1.1%
ABB Ltd. (Registered)	48,461	4,874,722
Siemens Energy AG	5,410	1,152,077
Vestas Wind Systems A/S	26,824	823,985
		6,850,784
Industrial Conglomerates 0.0%
CK Hutchison Holdings Ltd.	13,500	112,953
Machinery 0.8%
Dover Corp.	9,294	2,104,254
Parker-Hannifin Corp.	3,252	2,957,434
		5,061,688
Passenger Airlines 0.1%
Ryanair Holdings PLC	6,551	172,263
Professional Services 0.2%
Experian PLC	4,098	149,797
Leidos Holdings, Inc.	5,576	832,051
		981,848
Trading Companies & Distributors 0.1%
AerCap Holdings NV	783	111,350
Mitsubishi Corp.	18,500	592,750
		704,100
Transportation Infrastructure 0.0%
Aena SME SA 144A (a)	3,921	107,028
Information Technology 10.9%
Communications Equipment 0.7%
Arista Networks, Inc.*	26,540	4,583,723
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. “A”	58,137	8,561,836
IT Services 0.0%
Cognizant Technology Solutions Corp. “A”	5,381	284,655
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	5

	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
ASE Technology Holding Co., Ltd. (ADR)	235,971	7,411,849
ASML Holding NV	1,766	2,542,438
Broadcom, Inc.	17,385	7,257,021
NVIDIA Corp.	57,035	11,382,475
Renesas Electronics Corp.	156,000	3,236,498
STMicroelectronics NV	36,470	2,001,933
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	470	186,148
		34,018,362
Software 1.5%
Adobe, Inc.*	6,071	1,494,073
Autodesk, Inc.*	12,208	2,893,296
Intuit, Inc.	1,874	728,049
Microsoft Corp.	9,459	3,857,191
		8,972,609
Technology Hardware, Storage & Peripherals 1.8%
Dell Technologies, Inc. “C”	27,491	5,744,245
Samsung Electronics Co., Ltd. (GDR) REG S	1,296	4,852,224
Samsung Electronics Co., Ltd. (GDR) (Preferred) REG S	153	416,160
		11,012,629
Materials 1.5%
Metals & Mining 1.5%
Agnico Eagle Mines Ltd.	11,936	2,244,497
BHP Group Ltd.	14,107	551,187
Gold Fields Ltd. (ADR)	18,575	789,066
Nucor Corp.	20,643	4,650,662
Rio Tinto PLC	8,248	831,338
Teck Resources Ltd. “B”	6,457	376,957
		9,443,707
Real Estate 0.6%
Specialized REITs 0.6%
Equinix, Inc.	2,289	2,478,598
VICI Properties, Inc.	50,188	1,465,490
		3,944,088
Utilities 1.0%
Electric Utilities 0.4%
EDP SA	450,977	2,460,841
Multi-Utilities 0.6%
Engie SA	106,808	3,522,678
Total Common Stocks (Cost $191,817,669)		228,102,714
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global Income Builder Fund

	Shares	Value ($)
Preferred Stocks 2.5%
Communication Services 0.3%
AT&T, Inc., 5.35%	100,000	2,152,000
Financials 1.8%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.037% (b)	64,439	1,663,170
Charles Schwab Corp., Series D, 5.95%	75,000	1,870,500
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.671% (b)	75,000	1,906,500
KeyCorp., Series E, 6.125%	75,000	1,876,500
Morgan Stanley, Series K, 5.85%	75,000	1,815,000
Wells Fargo & Co., Series Y, 5.625%	75,000	1,797,000
		10,928,670
Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,484,250
Prologis, Inc., Series Q (REIT), 8.54%	236	12,532
Simon Property Group, Inc., Series J (REIT), 8.375%	17,000	915,790
		2,412,572
Total Preferred Stocks (Cost $17,760,928)		15,493,242
Rights 0.0%
Health Care
ABIOMED, Inc.,* (c) (Cost $1,122)	1,100	1,122
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $90,209)	506	3,467

	Principal Amount ($) (d)	Value ($)
Corporate Bonds 20.7%
Communication Services 1.0%
AT&T, Inc., 3.55%, 9/15/2055	570,000	367,033
Charter Communications Operating LLC:
5.85%, 12/1/2035	756,000	737,631
6.384%, 10/23/2035	400,000	404,152
Discovery Global Holdings, Inc., 4.279%, 3/15/2032	755,000	683,826
Meta Platforms, Inc.:
5.25%, 5/15/2036 (e)	698,000	696,042
6.3%, 5/15/2056 (e)	674,000	675,038
Paramount Global:
4.2%, 6/1/2029 (a)	1,050,000	1,011,596
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	7

	Principal Amount ($) (d)	Value ($)
4.6%, 1/15/2045	320,000	199,982
4.95%, 1/15/2031	850,000	801,812
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054 (a)	460,000	452,248
		6,029,360
Consumer Discretionary 0.9%
Amazon.com, Inc., 5.8%, 3/13/2056	1,100,000	1,082,665
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	627,420
4.97%, 4/6/2029	483,000	478,921
6.798%, 11/7/2028	350,000	363,055
7.35%, 3/6/2030	1,000,000	1,058,896
General Motors Co., 6.25%, 4/15/2035	580,000	607,740
General Motors Financial Co., Inc., 5.45%, 1/8/2036	154,000	152,890
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,141,325
		5,512,912
Consumer Staples 0.3%
JBS NV, 6.75%, 3/15/2034	101,000	109,765
Maple Parent Holdings Corp.:
144A, 5.05%, 3/26/2031	820,000	821,698
144A, 6.625%, 3/26/2056 (a)	675,000	683,401
		1,614,864
Energy 5.4%
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	1,714,000	1,760,958
BP Capital Markets PLC, 6.125%, Perpetual (a)	1,575,000	1,610,430
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	2,700,000	2,793,109
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,759,249
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	2,000,000	1,958,199
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,742,033
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	1,000,000	1,005,827
Energy Transfer LP:
144A, 7.375%, 2/1/2031	500,000	517,832
8.0%, 5/15/2054	825,000	874,522
EQT Corp., 5.75%, 2/1/2034 (a)	1,235,000	1,278,547
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,079,739
HF Sinclair Corp.:
5.5%, 9/1/2032	780,000	789,310
5.75%, 1/15/2031	837,000	857,283
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028 (a)	894,000	911,963
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,165,354
Occidental Petroleum Corp., 8.875%, 7/15/2030 (a)	1,700,000	1,935,975
ONEOK, Inc., 144A, 6.5%, 9/1/2030 (a)	1,550,000	1,637,180
Petrobras Global Finance BV:
5.125%, 9/10/2030	1,100,000	1,090,155
6.25%, 1/10/2036	825,000	824,051
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056 (a)	875,000	872,162
Series B, 6.2%, 3/15/2056 (a)	325,000	326,068
Saudi Arabian Oil Co.:
144A, 5.0%, 2/2/2036	1,450,000	1,425,433
144A, 6.375%, 6/2/2055	800,000	815,089
Targa Resources Corp., 6.05%, 5/15/2056 (a)	950,000	922,354
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	998,451
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	522,484
		33,473,757
Financials 6.5%
Acrisure LLC, 144A, 6.75%, 7/1/2032	2,142,000	2,110,324
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,035,521
Aircastle Ltd., 144A, 5.75%, 10/1/2031	593,000	607,976
Blackstone Private Credit Fund:
5.25%, 4/1/2030	700,000	677,385
6.0%, 11/22/2034	850,000	807,026
BNP Paribas SA:
144A, 7.2%, Perpetual	1,475,000	1,483,652
144A, 8.5%, Perpetual	1,020,000	1,077,696
Capital One Financial Corp., Series M, 3.95%, Perpetual (a)	1,520,000	1,508,108
Charles Schwab Corp.:
Series H, 4.0%, Perpetual	1,050,000	978,644
Series F, 5.0%, Perpetual	2,400,000	2,362,199
Citigroup, Inc.:
6.02%, 1/24/2036	950,000	975,282
Series FF, 6.95%, Perpetual	800,000	814,158
First Citizens BancShares, Inc., 5.6%, 9/5/2035	1,250,000	1,222,149
Global Payments, Inc., 5.55%, 11/15/2035	1,110,000	1,070,551
HSBC Holdings PLC:
5.741%, 9/10/2036 (a)	609,000	611,575
6.95%, Perpetual (a)	1,400,000	1,430,282
JPMorgan Chase & Co.:
Series PP, 6.1%, Perpetual (e)	1,379,000	1,379,000
Series OO, 6.5%, Perpetual (a)	1,166,000	1,196,963
Series NN, 6.875%, Perpetual (a)	650,000	677,128
M&T Bank Corp., 5.385%, 1/16/2036	1,145,000	1,140,892
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	177,413
Morgan Stanley, 5.664%, 4/17/2036	800,000	821,803
Navient Corp., 5.5%, 3/15/2029 (a)	1,715,000	1,648,331
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	625,958
Nordea Bank Abp, 144A, 6.3%, Perpetual (a)	1,700,000	1,716,725
Royal Bank of Canada, 6.35%, 11/24/2084	1,250,000	1,209,000
Societe Generale SA, 144A, 6.221%, 6/15/2033 (a)	1,275,000	1,318,334
State Street Corp., Series K, 6.45%, Perpetual	1,312,000	1,341,154
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	9

	Principal Amount ($) (d)	Value ($)
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual (a)	1,450,000	1,446,080
Synchrony Financial:
4.947%, 2/25/2032	1,515,000	1,480,125
5.45%, 3/6/2031	1,030,000	1,032,800
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (a)	985,000	992,356
Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	2,000,762
UBS Group AG, 144A, 4.375%, Perpetual (a)	743,000	681,160
Wells Fargo & Co., 6.85%, Perpetual (a)	850,000	884,168
		40,542,680
Health Care 0.5%
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	830,000	793,703
144A, 4.0%, 3/15/2031 (a)	860,000	802,926
CVS Health Corp.:
5.45%, 9/15/2035 (a)	498,000	502,696
6.2%, 9/15/2055 (a)	880,000	875,778
		2,975,103
Industrials 1.1%
Boeing Co., 6.858%, 5/1/2054	1,200,000	1,333,006
Delta Air Lines, Inc., 3.75%, 10/28/2029	865,000	832,824
Eaton Corp., 5.45%, 3/6/2056 (a)	273,000	264,144
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050 (a)	239,000	151,614
Stanley Black & Decker, Inc., 6.707%, 3/15/2060	2,500,000	2,473,141
United Airlines Pass-Through Trust, “A” , Series 2023-1, 5.8%, 7/15/2037	1,274,879	1,321,350
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	630,464
		7,006,543
Information Technology 0.5%
AppLovin Corp., 5.95%, 12/1/2054 (a)	397,000	364,172
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	701,250
Oracle Corp.:
5.375%, 9/27/2054 (a)	1,310,000	1,008,372
5.5%, 9/27/2064 (a)	400,000	304,310
5.95%, 9/26/2055	501,000	419,652
		2,797,756
Materials 0.9%
Anglo American Capital PLC, 144A, 5.25%, 3/19/2036	1,350,000	1,328,311
Celanese U.S. Holdings LLC, 6.85%, 11/15/2028 (a)	169,000	176,763
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	642,455
Dow Chemical Co., 5.65%, 3/15/2036 (a)	870,000	866,933
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
First Quantum Minerals Ltd., 144A, 7.25%, 2/15/2034	1,715,000	1,763,219
Olin Corp., 5.0%, 2/1/2030 (a)	1,050,000	1,017,654
		5,795,335
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035	453,000	459,352
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033 (a)	2,800,000	2,843,364
		3,302,716
Utilities 3.1%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034 (a)	2,571,000	2,553,426
CMS Energy Corp., 3.75%, 12/1/2050	1,900,000	1,751,433
Dominion Energy, Inc., 6.625%, 5/15/2055	900,000	920,472
Exelon Corp., 6.5%, 3/15/2055 (a)	533,000	551,201
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	1,650,000	1,683,879
6.75%, 6/15/2054	537,000	562,306
NRG Energy, Inc.:
144A, 2.45%, 12/2/2027	1,370,000	1,323,734
144A, 4.955%, 4/30/2031	2,000,000	1,986,268
144A, 5.407%, 10/15/2035	527,000	516,885
Pacific Gas and Electric Co., 5.9%, 10/1/2054 (a)	286,000	268,048
Puget Energy, Inc., 144A, 7.0%, 9/15/2056	2,100,000	2,102,629
Sempra, 4.125%, 4/1/2052	1,800,000	1,773,932
Southern Co., Series 21-A, 3.75%, 9/15/2051	1,241,000	1,235,876
Southwestern Electric Power Co., 5.2%, 4/1/2036	817,000	806,015
Southwestern Public Service Co., 6.0%, 6/1/2054	1,000,000	1,004,873
		19,040,977
Total Corporate Bonds (Cost $127,765,003)		128,092,003
Asset-Backed 8.0%
Automobile Receivables 1.6%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	121,430	122,188
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	121,430	122,107
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.945% (b), 12/26/2031	76,891	77,172
CarMax Select Receivables Trust, “C” , Series 2026-A, 4.43%, 5/17/2032	800,000	793,328
CPS Auto Receivables Trust:
“C” , Series 2026-B, 144A, 4.93%, 7/15/2032	850,000	849,259
“C” , Series 2023-C, 144A, 6.27%, 10/15/2029	222,185	223,691
Exeter Automobile Receivables Trust, “C” , Series 2025-3A, 5.09%, 10/15/2031	272,000	273,571
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,522,572
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Principal Amount ($) (d)	Value ($)
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	573,333	574,308
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2026-1, 144A, 4.503%, 2/20/2034	1,497,552	1,489,051
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	229,140	230,769
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	176,273	178,614
Santander Drive Auto Receivables Trust, “C” , Series 2023-3, 5.77%, 11/15/2030	400,000	405,385
Securitized Term Auto Receivables Trust:
“C” , Series 2026-A, 144A, 4.431%, 3/25/2033	711,184	709,130
“C” , Series 2025-A, 144A, 5.185%, 7/25/2031	233,702	235,426
U.S. Bank NA, “B1” , Series 2026-RVM1, 144A, 4.959%, 12/25/2046	715,778	708,693
United Auto Credit Securitization Trust:
“B” , Series 2026-1, 144A, 4.63%, 5/10/2029	1,000,000	998,352
“C” , Series 2026-1, 144A, 5.06%, 6/10/2031	600,000	598,104
		10,111,720
Credit Card Receivables 0.4%
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	402,585
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	251,201
Mission Lane Credit Card Master Trust:
“C” , Series 2026-A, 144A, 5.69%, 7/15/2032 (e)	800,000	800,812
“A” , Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,002,267
		2,456,865
Home Equity Loans 0.3%
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	728,410	728,029
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	379,239	381,048
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	647,413	649,788
		1,758,865
Miscellaneous 5.7%
AGL CLO 44 Ltd., “C” , Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.464% (b), 10/22/2037	500,000	496,947
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.567% (b), 7/24/2037	2,200,000	2,202,871
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.244% (b), 1/22/2038	1,000,000	1,001,332
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	800,271
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
ARES LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.273% (b), 7/15/2038	750,000	751,354
ARES XLI CLO Ltd., “BR” , Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.385% (b), 4/15/2034	2,000,000	2,002,166
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.185% (b), 7/20/2037	500,000	500,559
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	601,661
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	504,000	497,448
GoodLeap Home Improvement Solutions Trust, “A” , Series 2026-1A, 144A, 5.31%, 12/20/2049	870,000	869,775
HINNT LLC:
“B” , Series 2025-B, 144A, 4.75%, 5/15/2045	708,364	703,428
“B” , Series 2024-A, 144A, 5.84%, 3/15/2043	162,370	164,408
HPEFS Equipment Trust, “C” , Series 2025-2A, 144A, 4.41%, 11/22/2032	500,000	494,850
Jersey Mike’s Funding LLC, “A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	594,000	600,330
MetroNet Infrastructure Issuer LLC, “A2” , Series 2026-1A, 144A, 5.273%, 4/20/2056	500,000	501,329
MVW LLC:
“B” , Series 2025-2A, 144A, 4.72%, 10/20/2044	676,071	667,367
“B” , Series 2026-1A, 144A, 4.97%, 3/20/2043	850,000	847,953
“B” , Series 2025-1A, 144A, 5.21%, 9/22/2042	367,617	368,609
Neuberger Berman CLO XVII Ltd., “AR3” , Series 2014-17A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.064% (b), 7/22/2038	750,000	750,743
Octagon 63 Ltd., “A2” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.385% (b), 7/20/2037	1,900,000	1,901,759
Palmer Square CLO Ltd., “BR3” , Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.603% (b), 11/15/2036	1,000,000	994,865
Pikes Peak CLO 6, “CRR” , Series 2020-6A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.255% (b), 5/18/2034	750,000	746,929
Pikes Peak CLO Ltd., “BR” , Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	1,000,000	1,001,901
Rad CLO 23 Ltd., “A1” , Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.275% (b), 4/20/2037	3,500,000	3,505,397
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (b), 7/20/2038	650,000	652,311
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.373% (b), 1/15/2040	1,000,000	1,001,389
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Principal Amount ($) (d)	Value ($)
Sculptor CLO XXVI Ltd., “CR” , Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.875% (b), 1/20/2038	1,250,000	1,251,732
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055	1,243,750	1,218,202
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.072% (b), 1/20/2038	1,600,000	1,598,144
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	396,691
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	804,811
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	625,000	611,250
Texas Debt Capital CLO Ltd., “A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.225% (b), 7/20/2038	1,500,000	1,502,649
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.197% (b), 4/25/2037	800,000	801,122
UPG HI Issuer Trust, “A” , Series 2026-1, 144A, 5.03%, 2/25/2048 (e)	1,000,000	999,943
Wendy’s Funding LLC, “A2I” , Series 2025-1A, 144A, 5.422%, 12/15/2055	1,246,875	1,229,162
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	405,767
		35,447,425
Total Asset-Backed (Cost $49,802,031)		49,774,875
Mortgage-Backed Securities Pass-Throughs 4.0%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,560,110	3,660,706
Federal National Mortgage Association:
5.0%, 5/1/2056, TBA	2,100,000	2,069,027
6.0%, with various maturities from 2/1/2055 until 5/1/2056	11,817,746	12,071,501
Government National Mortgage Association:
5.5%, 5/1/2056, TBA	7,000,000	7,048,440
6.5%, 8/20/2034	8,704	9,256
Total Mortgage-Backed Securities Pass-Throughs (Cost $24,821,680)		24,858,930
Commercial Mortgage-Backed Securities 2.2%
20 Times Square Trust, “C” , Series 2018-20TS, 144A, 3.203% (b), 5/15/2035	800,000	748,008
BAHA Trust, “A” , Series 2024-MAR, 144A, 6.171% (b), 12/10/2041	524,000	535,543
BPR Trust, “A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	542,907
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
BX Trust:
“D” , Series 2019-OC11, 144A, 4.075% (b), 12/9/2041	700,000	663,413
“B” , Series 2025-ARIA, 144A, 5.35% (b), 12/13/2042	500,000	500,936
BXP Trust, “B” , Series 2021-601L, 144A, 2.868% (b), 1/15/2044	750,000	649,906
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	195,217	194,633
Fontainebleau Miami Beach Mortgage Trust, “B” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.505% (b), 12/15/2039	563,000	563,699
Hudson Yards Mortgage Trust, “C” , Series 2025-SPRL, 144A, 6.15% (b), 1/13/2040	225,000	230,316
IRV Trust, “C” , Series 2025-200P, 144A, 5.921% (b), 3/14/2047	667,000	666,481
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	842,949
“A” , Series 2016-NINE, 144A, 2.949% (b), 9/6/2038	750,000	745,453
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	472,586
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.912% (b), 6/15/2035	1,550,537	1,007,896
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.595% (b), 6/15/2039	970,000	970,000
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.72% (b), 8/15/2038	396,688	395,234
MTN Commercial Mortgage Trust, “B” , Series 2026-LPFX, 144A, 5.455%, 5/15/2043	593,000	593,347
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	644,287
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.098% (b), 2/15/2042	800,000	793,000
U.S. Bank C&I Credit-Linked Notes, “C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.545% (b), 9/25/2032	581,340	583,589
Wells Fargo Commercial Mortgage Trust, “A” , Series 2026-1250B, 144A, 4.833%, 3/10/2041	1,000,000	988,955
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.729% (b), 7/15/2040	200,000	203,350
Total Commercial Mortgage-Backed Securities (Cost $13,445,258)		13,536,488
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	2,683,026	359,866
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	1,835,712	251,767
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Principal Amount ($) (d)		Value ($)
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053		1,143,070	974,730
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.495% (b), 12/25/2054		1,040,602	1,055,894
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033		74,715	10,543
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.21% (b), 3/25/2049		589,662	600,721
Government National Mortgage Association:
Series 2021-19, Interest Only, 2.0%, 1/20/2051		3,197,231	391,707
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051		3,532,569	460,100
“AZ” , Series 2023-120, 5.5%, 8/20/2053		1,157,580	1,168,226
“SG” , Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.775% (b), 4/20/2055		1,895,029	1,816,321
JPMorgan Mortgage Trust:
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.895% (b), 12/25/2054		352,652	352,319
“A1” , Series 2025-DSC1, 144A, 5.577%, 9/25/2065		704,399	710,164
Sequoia Mortgage Trust:
“A1A” , Series 2026-MED1, 144A, 5.125%, 4/25/2056		850,000	840,204
“A3” , Series 2024-INV1, 144A, 5.5%, 10/25/2054		887,666	884,605
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.795% (b), 7/25/2059		816,523	875,661
Total Collateralized Mortgage Obligations (Cost $10,478,810)			10,752,828
Government & Agency Obligations 15.4%
Sovereign Bonds 3.7%
African Development Bank, 5.875%, Perpetual		1,550,000	1,514,807
Brazilian Government International Bond, 6.0%, 10/20/2033		950,000	958,360
Colombia Government International Bond:
5.0%, 9/19/2032	EUR	3,850,000	4,325,668
6.125%, 1/21/2031		1,095,000	1,092,481
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		994,000	1,001,654
Hungary Government International Bond, 3.25%, 10/22/2031	HUF	1,150,000,000	3,257,582
Mexico Cetes, Zero Coupon, 1/21/2027	MXN	117,000,000	6,370,638
Mexico Government International Bond, 5.625%, 2/9/2034		4,604,000	4,544,931
			23,066,121
U.S. Treasury Obligations 11.7%
U.S. Treasury Bills, 3.613% (f), 8/6/2026 (g)		20,000,000	19,806,418
U.S. Treasury Bonds, 4.625%, 2/15/2055		1,401,300	1,319,685
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

	Principal Amount ($) (d)	Value ($)
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%, 3.805% (b), 7/31/2026	6,100,000	6,102,487
U.S. Treasury Notes:
3.875%, 7/31/2027	34,706,400	34,715,890
3.875%, 8/31/2032	1,500,000	1,476,094
4.0%, 3/31/2030	2,805,900	2,808,531
4.25%, 6/30/2029	1,203,200	1,214,621
4.25%, 8/15/2035	5,302,000	5,255,607
		72,699,333
Total Government & Agency Obligations (Cost $96,183,148)		95,765,454
Loan Participations and Assignments 0.2%
Senior Loan (b) 0.2%
TransDigm, Inc., Term Loan J, 1 mo. USD Term SOFR + 2.5%, 6.152%, 2/28/2031 (Cost $1,025,534)	1,025,772	1,028,460

	Shares	Value ($)
Exchange-Traded Funds 2.7%
VanEck JPMorgan EM Local Currency Bond ETF (Cost $16,851,746)	652,175	16,669,593
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (h) (i) (Cost $8,440,117)	8,440,117	8,440,117
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 3.67% (h) (Cost $52,053,422)	52,053,422	52,053,422

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $610,536,677)	104.0	644,572,715
Other Assets and Liabilities, Net	(4.0)	(24,701,493)
Net Assets	100.0	619,871,222
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 10/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (h) (i)
16,903,009	—	8,462,892 (j)	—	—	60,134	—	8,440,117	8,440,117
Cash Equivalents 8.4%
DWS Central Cash Management Government Fund, 3.67% (h)
44,605,707	128,575,457	121,127,742	—	—	801,065	—	52,053,422	52,053,422
61,508,716	128,575,457	129,590,634	—	—	861,199	—	60,493,539	60,493,539

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $24,431,302, which is 3.9% of net assets.

(b)
Variable or floating rate security. These securities are shown at their current rate as of
April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	Investment was valued using significant unobservable inputs.
(d)	Principal amount stated in U.S. dollars unless otherwise noted.
(e)	When-issued security.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At April 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $16,613,465.

(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At April 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
2 Year U.S. Treasury Note	USD	6/30/2026	469	97,224,983	97,141,625	(83,358)
E-Mini S&P 500 Index	USD	6/18/2026	64	22,614,915	23,180,000	565,085
EURO STOXX 50 Index	EUR	6/19/2026	169	11,608,194	11,583,453	(24,741)
Euro-BTP Italian Bond	EUR	6/8/2026	186	25,696,282	25,532,232	(164,050)
MSCI Emerging Market Index	USD	6/19/2026	204	15,496,435	16,668,840	1,172,405
MSCI World Index	USD	6/19/2026	157	22,030,885	23,595,530	1,564,645
Nikkei 225 Index	JPY	6/11/2026	72	25,352,261	27,377,983	2,025,722
Russell E-Mini 1000 Index	USD	6/18/2026	101	19,002,226	19,912,655	910,429
U.S. Treasury Long Bond	USD	6/18/2026	16	1,883,043	1,805,500	(77,543)
Ultra Long U.S. Treasury Bond	USD	6/18/2026	66	7,959,370	7,592,062	(367,308)
Total net unrealized appreciation						5,521,286
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

At April 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Eurex 10 Year Euro BUND	EUR	6/8/2026	162	23,931,523	23,834,853	96,670

At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	15,284,101	GBP	11,479,620	6/12/2026	335,877	Citigroup, Inc.
USD	7,542,480	EUR	6,500,000	6/12/2026	99,693	Citigroup, Inc.
USD	7,460,319	JPY	1,180,000,000	6/12/2026	99,863	Citigroup, Inc.
Total unrealized appreciation					535,433
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,216,401	$204,075	$—	$19,420,476
Consumer Discretionary	17,620,280	3,080,226	—	20,700,506
Consumer Staples	11,988,834	—	—	11,988,834
Energy	8,077,920	1,541,659	—	9,619,579
Financials	19,552,191	17,492,158	—	37,044,349
Health Care	14,707,469	2,137,276	—	16,844,745
Industrials	12,719,966	12,959,131	—	25,679,097
Information Technology	59,652,945	7,780,869	—	67,433,814
Materials	8,061,182	1,382,525	—	9,443,707
Real Estate	3,944,088	—	—	3,944,088
Utilities	—	5,983,519	—	5,983,519
Preferred Stocks (a)	15,493,242	—	—	15,493,242
Rights	—	—	1,122	1,122
Warrants	—	—	3,467	3,467
Corporate Bonds (a)	—	128,092,003	—	128,092,003
Asset-Backed (a)	—	49,774,875	—	49,774,875
Mortgage-Backed Securities Pass-Throughs	—	24,858,930	—	24,858,930
Commercial Mortgage-Backed Securities	—	13,536,488	—	13,536,488
Collateralized Mortgage Obligations	—	10,752,828	—	10,752,828
Government & Agency Obligations (a)	—	95,765,454	—	95,765,454
Loan Participations and Assignments	—	1,028,460	—	1,028,460
Exchange-Traded Funds	16,669,593	—	—	16,669,593
Short-Term Investments (a)	60,493,539	—	—	60,493,539
Derivatives (b)
Futures Contracts	6,334,956	—	—	6,334,956
Forward Foreign Currency Contracts	—	535,433	—	535,433
Total	$274,532,606	$376,905,909	$4,589	$651,443,104

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(717,000)	$—	$—	$(717,000)
Total	$(717,000)	$—	$—	$(717,000)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $550,043,138) — including $24,431,302 of securities loaned	$584,079,176
Investment in DWS Government & Agency Securities Portfolio (cost $8,440,117)*	8,440,117
Investment in DWS Central Cash Management Government Fund (cost $52,053,422)	52,053,422
Cash	22,761
Foreign currency, at value (cost $2,231,922)	2,261,163
Receivable for investments sold	1,203,404
Receivable for Fund shares sold	308,608
Dividends receivable	344,034
Interest receivable	3,235,964
Affiliated securities lending income receivable	4,328
Receivable for variation margin on futures contracts	1,105,170
Unrealized appreciation on forward foreign currency contracts	535,433
Foreign taxes recoverable	663,116
Other assets	54,495
Total assets	654,311,191
Liabilities
Payable upon return of securities loaned	8,440,117
Payable for investments purchased — when-issued securities	17,962,832
Payable for investments purchased — TBA purchase commitments	7,089,499
Payable for Fund shares redeemed	246,081
Accrued management fee	184,590
Accrued Trustees' fees	4,557
Other accrued expenses and payables	512,293
Total liabilities	34,439,969
Net assets, at value	$619,871,222
Net Assets Consist of
Distributable earnings (loss)	65,774,936
Paid-in capital	554,096,286
Net assets, at value	$619,871,222
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $16,613,465.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($441,573,545 ÷ 45,671,264 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.67
Maximum offering price per share (100 ÷ 94.25 of $9.67)	$10.26
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,108,766 ÷ 321,226 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.68
Class R6
Net Asset Value, offering and redemption price per share ($12,102,686 ÷ 1,254,749 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.65
Class S
Net Asset Value, offering and redemption price per share ($138,121,563 ÷ 14,285,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.67
Institutional Class
Net Asset Value, offering and redemption price per share ($24,964,662 ÷ 2,586,934 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.65
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

Statement of Operations
for the six months ended April 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$8,179,802
Dividends (net of foreign taxes withheld of $107,986)	2,727,554
Income distributions — DWS Central Cash Management Government Fund	801,065
Affiliated securities lending income	60,134
Total income	11,768,555
Expenses:
Management fee	1,113,873
Administration fee	292,015
Services to shareholders	417,626
Distribution and service fees	501,539
Custodian fee	15,645
Professional fees	61,328
Reports to shareholders	31,008
Registration fees	36,714
Trustees' fees and expenses	9,896
Other	20,895
Total expenses	2,500,539
Net investment income	9,268,016
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,843,652
Futures contracts	12,743,116
Forward foreign currency contracts	28,075
Foreign currency	(19,635)
26,595,208
Change in net unrealized appreciation (depreciation) on:
Investments	2,428,452
Futures contracts	(2,883,424)
Forward foreign currency contracts	966,920
Foreign currency	75,165
587,113
Net gain (loss)	27,182,321
Net increase (decrease) in net assets resulting from operations	$36,450,337
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

Statements of Changes in Net Assets
	Six Months Ended April 30, 2026	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$9,268,016	$20,012,317
Net realized gain (loss)	26,595,208	23,085,056
Change in net unrealized appreciation (depreciation)	587,113	37,426,249
Net increase (decrease) in net assets resulting from operations	36,450,337	80,523,622
Distributions to shareholders:
Class A	(30,659,944)	(63,683,228)
Class C	(186,116)	(512,188)
Class R6	(821,909)	(1,612,229)
Class S	(9,706,856)	(20,273,880)
Institutional Class	(1,700,278)	(3,273,973)
Total distributions	(43,075,103)	(89,355,498)
Fund share transactions:
Proceeds from shares sold	16,512,668	22,999,068
Reinvestment of distributions	41,598,924	86,072,873
Payments for shares redeemed	(45,140,107)	(89,274,830)
Net increase (decrease) in net assets from Fund share transactions	12,971,485	19,797,111
Increase (decrease) in net assets	6,346,719	10,965,235
Net assets at beginning of period	613,524,503	602,559,268
Net assets at end of period	$619,871,222	$613,524,503

The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

Financial Highlights
DWS Global Income Builder Fund — Class A
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.80	$9.99	$8.42	$8.17	$11.01	$9.26
Income (loss) from investment operations:
Net investment income[a]	.14	.31	.38	.28	.23	.23
Net realized and unrealized gain (loss)	.43	.98	1.53	.23	(2.04)	1.74
Total from investment operations	.57	1.29	1.91	.51	(1.81)	1.97
Less distributions from:
Net investment income	(.24 )	(.37 )	(.34 )	(.26 )	(.23 )	(.22 )
Net realized gains	(.46 )	(1.11)	—	—	(.80 )	—
Total distributions	(.70 )	(1.48)	(.34 )	(.26 )	(1.03)	(.22 )
Net asset value, end of period	$9.67	$9.80	$9.99	$8.42	$8.17	$11.01
Total Return (%)[b]	6.17 *	14.61	22.83	6.01	(17.80)	21.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	442	438	431	388	404	543
Ratio of expenses (%)	.89 **	.91	.90	.91	.89	.88
Ratio of net investment income (%)	3.02 **	3.37	3.89	3.16	2.40	2.13
Portfolio turnover rate (%)	72 *	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

DWS Global Income Builder Fund — Class C
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.81	$9.99	$8.42	$8.17	$11.01	$9.25
Income (loss) from investment operations:
Net investment income[a]	.10	.23	.29	.20	.15	.14
Net realized and unrealized gain (loss)	.42	.98	1.54	.23	(2.04)	1.76
Total from investment operations	.52	1.21	1.83	.43	(1.89)	1.90
Less distributions from:
Net investment income	(.19 )	(.28 )	(.26 )	(.18 )	(.15 )	(.14 )
Net realized gains	(.46 )	(1.11)	—	—	(.80 )	—
Total distributions	(.65 )	(1.39)	(.26 )	(.18 )	(.95 )	(.14 )
Net asset value, end of period	$9.68	$9.81	$9.99	$8.42	$8.17	$11.01
Total Return (%)[b]	5.70 *	13.64	21.78	5.24	(18.58)	20.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	4	3	4	7
Ratio of expenses (%)	1.74 **	1.77	1.74	1.76	1.72	1.70
Ratio of net investment income (%)	2.17 **	2.54	3.05	2.30	1.54	1.32
Portfolio turnover rate (%)	72 *	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class R6
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.78	$9.97	$8.41	$8.16	$10.99	$9.24
Income (loss) from investment operations:
Net investment income[a]	.16	.34	.41	.31	.26	.26
Net realized and unrealized gain (loss)	.42	.98	1.52	.23	(2.03)	1.75
Total from investment operations	.58	1.32	1.93	.54	(1.77)	2.01
Less distributions from:
Net investment income	(.25 )	(.40 )	(.37 )	(.29 )	(.26 )	(.26 )
Net realized gains	(.46 )	(1.11)	—	—	(.80 )	—
Total distributions	(.71 )	(1.51)	(.37 )	(.29 )	(1.06)	(.26 )
Net asset value, end of period	$9.65	$9.78	$9.97	$8.41	$8.16	$10.99
Total Return (%)	6.36 *	15.02	23.14	6.50	(17.56)	21.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12	11	11	9	9	11
Ratio of expenses (%)	.55 **	.57	.56	.58	.56	.55
Ratio of net investment income (%)	3.36 **	3.70	4.23	3.50	2.75	2.48
Portfolio turnover rate (%)	72 *	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

DWS Global Income Builder Fund — Class S
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.80	$9.99	$8.42	$8.17	$11.01	$9.25
Income (loss) from investment operations:
Net investment income[a]	.15	.33	.39	.29	.24	.25
Net realized and unrealized gain (loss)	.42	.98	1.54	.23	(2.03)	1.75
Total from investment operations	.57	1.31	1.93	.52	(1.79)	2.00
Less distributions from:
Net investment income	(.24 )	(.39 )	(.36 )	(.27 )	(.25 )	(.24 )
Net realized gains	(.46 )	(1.11)	—	—	(.80 )	—
Total distributions	(.70 )	(1.50)	(.36 )	(.27 )	(1.05)	(.24 )
Net asset value, end of period	$9.67	$9.80	$9.99	$8.42	$8.17	$11.01
Total Return (%)	6.27 *	14.83	23.05	6.33	(17.74)	21.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	138	136	123	130	178
Ratio of expenses (%)	.69 **	.71	.71	.73	.71	.69
Ratio of net investment income (%)	3.22 **	3.56	4.08	3.34	2.59	2.32
Portfolio turnover rate (%)	72 *	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Institutional Class
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.78	$9.98	$8.41	$8.16	$11.00	$9.24
Income (loss) from investment operations:
Net investment income[a]	.15	.33	.40	.30	.25	.25
Net realized and unrealized gain (loss)	.43	.97	1.53	.23	(2.04)	1.76
Total from investment operations	.58	1.30	1.93	.53	(1.79)	2.01
Less distributions from:
Net investment income	(.25 )	(.39 )	(.36 )	(.28 )	(.25 )	(.25 )
Net realized gains	(.46 )	(1.11)	—	—	(.80 )	—
Total distributions	(.71 )	(1.50)	(.36 )	(.28 )	(1.05)	(.25 )
Net asset value, end of period	$9.65	$9.78	$9.98	$8.41	$8.16	$11.00
Total Return (%)	6.32 *	14.77	23.14	6.39	(17.72)	21.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	23	21	20	19	25
Ratio of expenses (%)	.65 **	.68	.67	.67	.66	.65
Ratio of net investment income (%)	3.26 **	3.59	4.13	3.40	2.64	2.37
Portfolio turnover rate (%)	72 *	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	31

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

32	|	DWS Global Income Builder Fund

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

DWS Global Income Builder Fund	|	33

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

34	|	DWS Global Income Builder Fund

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the

DWS Global Income Builder Fund	|	35

securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of April 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$3,655,298	$—	$—	$—	$3,655,298
Corporate Bonds	21,398,284	—	—	—	21,398,284
Total Borrowings	$25,053,582	$—	$—	$—	$25,053,582
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$8,440,117
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$16,613,465

36	|	DWS Global Income Builder Fund

When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At April 30, 2026, the aggregate cost of investments for federal income tax purposes was $611,145,529. The net unrealized appreciation for all investments based on tax cost was $33,427,186. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $48,655,059 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $15,227,873.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available

DWS Global Income Builder Fund	|	37

capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.

38	|	DWS Global Income Builder Fund

B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $210,981,000 to $260,619,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $43,811,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded

DWS Global Income Builder Fund	|	39

daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $44,481,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $28,621,000 to $44,215,000.
The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2026 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$6,238,286	$6,238,286
Interest Rate Contracts (a)	—	96,670	96,670
Foreign Exchange Contracts (b)	535,433	—	535,433
	$535,433	$6,334,956	$6,870,389
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized appreciation on forward foreign currency contracts

40	|	DWS Global Income Builder Fund

Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(24,741)
Interest Rate Contracts (a)	(692,259)
$(717,000)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$12,661,599	$12,661,599
Interest Rate Contracts (a)	—	81,517	81,517
Foreign Exchange Contracts (a)	28,075	—	28,075
	$28,075	$12,743,116	$12,771,191
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(1,768,928)	$(1,768,928)
Interest Rate Contracts (a)	—	(1,114,496)	(1,114,496)
Foreign Exchange Contracts (a)	966,920	—	966,920
	$966,920	$(2,883,424)	$(1,916,504)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts, respectively
As of April 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the

DWS Global Income Builder Fund	|	41

credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Citigroup, Inc.	$535,433	$—	$—	$535,433
C.
Purchases and Sales of Securities
During the six months ended April 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$397,357,439	$414,628,869
U.S. Treasury Obligations	$—	$5,160,731
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

42	|	DWS Global Income Builder Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the six months ended April 30, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.14%
Class C	1.89%
Class R6	.89%
Class S	.89%
Institutional Class	.89%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2026, the Administration Fee was $292,015, of which $48,392 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Global Income Builder Fund	|	43

servicing fee it receives from the Fund. For the six months ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
Class A	$125,030	$42,200
Class C	921	290
Class R6	361	123
Class S	72,233	24,334
Institutional Class	225	55
	$198,770	$67,002
In addition, for the six months ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$111,499
Class C	2,118
Class S	22,754
Institutional Class	11,975
$148,346
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2026
Class C	$10,961	$1,915
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

44	|	DWS Global Income Builder Fund

accounts the firms service. For the six months ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annualized Rate
Class A	$487,105	$185,119.23%
Class C	3,473	1,751.24%
	$490,578	$186,870
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2026 aggregated $5,031.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2026, the CDSC for Class C shares aggregated $590. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2026, DDI received $4 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $718, of which $360 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks.

DWS Global Income Builder Fund	|	45

The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	792,402	$7,500,272	996,764	$9,319,709
Class C	83,229	782,498	27,236	267,533
Class R6	51,374	486,788	128,139	1,188,687
Class S	221,983	2,090,225	367,372	3,349,051
Institutional Class	595,746	5,652,885	940,677	8,874,088
		$16,512,668		$22,999,068
Shares issued to shareholders in reinvestment of distributions
Class A	3,247,185	$29,735,993	6,822,160	$61,735,812
Class C	20,278	186,116	56,530	511,480
Class R6	89,976	821,909	178,512	1,612,229
Class S	1,002,593	9,179,523	2,098,525	18,992,674
Institutional Class	183,374	1,675,383	356,342	3,220,678
		$41,598,924		$86,072,873
Shares redeemed
Class A	(3,114,495)	$(29,400,350)	(6,195,980)	$(57,211,620)
Class C	(74,041)	(702,202)	(164,648)	(1,520,720)
Class R6	(31,970)	(296,186)	(282,907)	(2,636,301)
Class S	(995,570)	(9,403,787)	(1,992,840)	(18,366,683)
Institutional Class	(566,340)	(5,337,582)	(1,043,247)	(9,539,506)
		$(45,140,107)		$(89,274,830)

46	|	DWS Global Income Builder Fund

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	925,092	$7,835,915	1,622,944	$13,843,901
Class C	29,466	266,412	(80,882)	(741,707)
Class R6	109,380	1,012,511	23,744	164,615
Class S	229,006	1,865,961	473,057	3,975,042
Institutional Class	212,780	1,990,686	253,772	2,555,260
		$12,971,485		$19,797,111

DWS Global Income Builder Fund	|	47

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

48	|	DWS Global Income Builder Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Global Income Builder Fund	|	49

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

50	|	DWS Global Income Builder Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGIBF-BFE2025

DWS Global Income Builder Fund	|	51

DGIBF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026